Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest income (Note 30)
Loans	[1]	$ 12,150	$ 13,863	$ 16,048
Securities	[1]	2,141	2,568	2,779
Securities borrowed or purchased under resale agreements	[1]	319	842	1,474
Deposits with banks	[1]	131	249	396
Interest income	[1]	14,741	17,522	20,697
Interest expense (Note 30)
Deposits		2,651	5,326	8,422
Securities sold short		236	254	291
Securities lent or sold under repurchase agreements		208	656	1,198
Subordinated indebtedness		122	159	198
Other		65	83	37
Interest expense		3,282	6,478	10,146
Net interest income		11,459	11,044	10,551
Non-interest income
Underwriting and advisory fees		713	468	475
Deposit and payment fees		797	781	908
Credit fees		1,152	1,020	958
Card fees		460	410	458
Investment management and custodial fees		1,621	1,382	1,305
Mutual fund fees		1,772	1,586	1,595
Insurance fees, net of claims		358	386	430
Commissions on securities transactions		426	362	313
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		607	694	761
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		90	9	34
Foreign exchange other than trading (FXOTT)		276	234	304
Income from equity-accounted associates and joint ventures (Note 26)		55	79	92
Other		229	286	427
Non-interest income		8,556	7,697	8,060
Total revenue		20,015	18,741	18,611
Provision for credit losses (Note 6)		158	2,489	1,286
Non-interest expenses
Employee compensation and benefits		6,450	6,259	5,726
Occupancy costs		916	944	892
Computer, software and office equipment		2,030	1,939	1,874
Communications		318	308	303
Advertising and business development		237	271	359
Professional fees		277	203	226
Business and capital taxes		111	117	110
Other (Notes 4 and 9)		1,196	1,321	1,366
Non-interest expenses		11,535	11,362	10,856
Income before income taxes		8,322	4,890	6,469
Income taxes (Note 20)		1,876	1,098	1,348
Net income		6,446	3,792	5,121
Net income attributable to non-controlling interests		17	2	25
Preferred shareholders and other equity instrument holders		158	122	111
Common shareholders		6,271	3,668	4,985
Net income attributable to equity shareholders		$ 6,429	$ 3,790	$ 5,096
Earnings per share (EPS) (in dollars) (Note 21)
Basic		$ 13.97	$ 8.23	$ 11.22
Diluted		13.93	8.22	11.19
Dividends per common share (in dollars) (Note 16)		$ 5.84	$ 5.82	$ 5.60

[1]	Interest income included $13.2 billion for the year ended October 31, 2021 (2020: $15.7 billion; 2019: $18.8 billion) calculated based on the effective interest rate method.